Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	MAIPX
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
Dividend Plus+ Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk Return [Heading]	rr_RiskReturnHeading	Dividend Plus+ Income Fund - Investor Class and Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Dividend Plus+ Income Fund (the "Fund") is income and long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. From the date of the Fund's inception, September 23, 2010, through the end of the Fund's fiscal year, August 31, 2011, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its investment objective by (1) investing in a portfolio of dividend-producing equity securities which the Adviser believes will pay above-average, sustainable, dividends, (2) selling covered call options on a substantial portion of the Fund's portfolio of between 25 and 50 equity securities and (3) selling cash-secured put options. The majority of options sold by the Fund will be out-of-the-money on equity securities in the Fund's portfolio and physically settled. The Fund's equity portfolio is designed by the Adviser to appreciate for long-term capital gains, and the Fund's option overlay strategy is designed by the Adviser to generate gains, which are largely short-term capital gains and distributed to shareholders as dividends or lower the cost basis of the Fund's portfolio. This strategy generally requires the Adviser to hold a substantial amount of the Fund's assets in cash or cash equivalents which may include U.S. Treasury bills, shares of money market funds and/or other short-term cash investments, which may pay interest that will contribute to Fund performance.

Under normal market conditions, the Fund's investments in domestic equity securities are primarily in domestic companies with large- and mid-sized market capitalizations. The Adviser defines (1) companies with large market capitalizations as those companies with market capitalizations of $5 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $1 billion but not more than $5 billion. Such domestic equity securities include common stock, convertible securities, preferred stock, warrants and sponsored and unsponsored American Depositary Receipts ("ADRs").

The Fund may also invest in domestic equity securities of companies with small market capitalizations (defined by the Adviser as those companies with market capitalizations of less than $1 billion). In addition, from time to time, the Fund may buy call options to close positions, sell put options to initiate positions and buy put index options that are designed to create a hedge for the Fund's portfolio.

The Adviser uses a total return approach to select the Fund's investments. The Adviser's investment process consists of conducting proprietary fundamental research, analyzing company filings, communicating with company management and industry analysts and reviewing third-party research.

Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid or exceeds its target or if other investments with higher expected returns become available, the Adviser may sell the holding.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities and their value may change materially at times when the U.S. markets are not open for trading.

Equity Risk. The Fund's equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities which are generally subject to the following risks:

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause an increase in investment risk and price volatility.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Mid Capitalization Company Risk. The Fund's investments in mid capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies.

Selling Call Options Risk. The Fund may sell covered call options and may be required to sell the underlying security and, therefore, not participate in gains if the stock price exceeds the exercise price, before the expiration date of the option.

Selling Put Options Risk. The Fund may sell put options and may be required to buy the underlying security at the exercise price if the Adviser does not buy back the put. The Fund will incur a loss equal to the difference between the exercise price less the premium received from the sale of the option and the securities current market value. The Fund may be volatile and lose money in connection with significant redemptions if the Fund's strategy requires it to meet those redemptions by closing out an options position at a disadvantageous time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not provided because the Fund not been operational for a full calendar year.
Dividend Plus+ Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.88%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.33%
Expense Example, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, 3 Years	rr_ExpenseExampleYear03	813
Expense Example, 5 Years	rr_ExpenseExampleYear05	1,515
Expense Example, 10 Years	rr_ExpenseExampleYear10	3,383
Dividend Plus+ Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.08%
Expense Example, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, 10 Years	rr_ExpenseExampleYear10	2,766

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	MAI Wealth Advisors, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) of Investor Class and Institutional Class to 1.24% and 0.99%, respectively, for the period September 1, 2011 through January 1, 2013 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time, only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if (1) such payment is made within three years of the fees waived or expense reimbursement (2) such payment is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.